Operating Expenses: Schedule of Operating Costs and Expenses Table Text Block (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Details
Commission	$ 20,910,232	$ 17,740,073	$ 63,673,952	$ 53,897,326	$ 75,414,664	$ 61,008,134
Marketing and Advertising Expense	11,692	127,643	676,660	231,168	95,477	3,497,560
Professional Fees	13,238	18,432	502,648	200,708	230,150	520,261
Depreciation and amortization	722,006	740,503	2,154,368	2,088,424	2,613,040	2,578,316
Staff Costs	1,149,730	1,399,910	2,183,661	2,406,436	2,652,288	2,723,569
Research and Development Expense	25,699	1,995	88,450	5,985		7,800
Other Cost and Expense, Operating	993,344	1,188,039	3,222,963	3,488,392	5,024,061	5,140,285
Impairment of intangible assets- drug formula	0	0	0	1,688,486	1,688,486
TOTAL OPERATING EXPENSES	$ 23,825,941	$ 21,216,595	$ 72,502,702	$ 64,006,925	$ 87,718,166	$ 75,468,125